Goodwill and other intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5,728,000	$ 5,680,000	$ 6,011,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Assets acquired	$ 27,300,000	0
Acquired finite-lived intangible assets, useful life	15 years
Intangible assets written off	$ 0	0
Amortization expense	5,700,000	5,700,000	6,000,000
Foreign currency translation increase (decrease) in net carrying amount	1,700,000	$ 3,600,000	$ 400,000
Estimated aggregate amortization expense, next twelve months	7,600,000
Estimated aggregate amortization expense, year two	7,600,000
Estimated aggregate amortization expense, year three	7,600,000
Estimated aggregate amortization expense, year four	7,600,000
Estimated aggregate amortization expense, year five	$ 7,600,000